Share Capital, Share Premium And Other Capital Reserves - Additional Information (Detail) ₽ in Millions				2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021 RUB (₽) shares	Nov. 27, 2020 RUB (₽) shares	Oct. 31, 2020 $ / shares shares	Nov. 30, 2020 shares	Apr. 30, 2020 RUB (₽)	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2019 RUB (₽)
Statements [Line Items]
Proceeds from convertible loan agreements | ₽					₽ 6,196		₽ 3,594
Convertible loan previously not converted | ₽								₽ 1,043
Stock split of ordinary shares			25-for-1
Number of shares issued for convertible loan | shares				15,086,709			8,397,474
Treasury shares [member]
Statements [Line Items]
Issue of shares to employee-benefit trust | shares	12,200,000					(12,200,000)
Issue Of Shares To Employee Benefit trust Value | ₽	₽ (1)					₽ (1)
IPO [Member]
Statements [Line Items]
Number of shares issued | shares		37,950,000
Share issue related costs | ₽		₽ 5,820
Underwriting commissions | ₽		5,512
Other transaction costs | ₽		308
Proceeds from issuing shares | ₽		₽ 90,480
Private Placement [Member]
Statements [Line Items]
Number of shares issued | shares		4,500,000
Bottom of range [member] | Appointment of Two directors [Member]
Statements [Line Items]
Proportion of voting rights held by non-controlling interests			15.00%
Top of range [member] | Appointment of Two directors [Member]
Statements [Line Items]
Proportion of voting rights held by non-controlling interests			7.50%
Ordinary shares [member]
Statements [Line Items]
Increase in number of shares authorized | shares			374,999,998
Par value per share | $ / shares			$ 0.001
Number of shares issued | shares		37,950,000
Class A Shares [Member]
Statements [Line Items]
Increase in number of shares authorized | shares			559,999,998
Par value per share | $ / shares			$ 0.001
Class A Shares [Member] | Appointment of Two directors [Member]
Statements [Line Items]
Proportion of voting rights held by non-controlling interests			15.00%